INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Per share effect of the tax holiday	$ 0.17	$ 0.10
Undistributed earnings	$ 93,048,180	$ 77,848,789
Interest and penalty expenses
Unrecognized tax benefits that would impact the income tax rate	$ 7,576,459	$ 5,822,319
Unrecognized tax benefits included in income taxes payable	6,543,175	4,849,529
Unrecognized tax benefits included in other non-current liabilities	569,729	384,686
Unrecognized tax benefits that would reduce deferred tax assets	1,111,123	$ 799,559
Unrecognized tax benefits reasonably possible will be recognized	7,654,298
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards	$ 4,351,816
PRC statutory income tax rate	25.00%	25.00%	25.00%
Tarena Hangzhou [Member]
Operating Loss Carryforwards [Line Items]
PRC statutory income tax rate			25.00%
2017 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards	$ 11,608
2018 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards	89,528
2019 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards	1,760,046
2020 [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards	$ 2,490,634